Investment in convertible notes - Narrative (Details ) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2019 USD ($) $ / shares	May 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule of Investments [Line Items]
Debt term			5 years
Notes interest rate			8.00%
Convertible Notes
Schedule of Investments [Line Items]
Payments acquire in investments	$ 100.0	¥ 689.3
Notes interest rate	3.75%
Class A Ordinary Shares
Schedule of Investments [Line Items]
Conversion period of notes into shares			180 days
Class A Ordinary Shares | Convertible Notes
Schedule of Investments [Line Items]
Conversion price | $ / shares	$ 1.03
Fair value of gain loss | ¥			¥ 28.7